Operating Leases – Right-of-Use Assets (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - Apr. 30, 2023	JPY (¥)	USD ($)
Schedule Of Maturity Analysis Of Operating Lease Liabilities Abstract
2023	¥ 3,481,250	$ 25,599
Total lease payment	3,481,250	25,599
Less imputed interest	(13,882)	(102)
Present value of operating lease liabilities	3,467,368	25,497
Less: current obligation	(3,467,368)	(25,497)
Long-term obligation at April 30, 2023